ACQUISITIONS/DIVESTITURES - 2014 Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
ACQUISITIONS
Goodwill	$ 30,556	$ 36,199	$ 32,021
2014 Acquisitions
ACQUISITIONS
Current assets	56
Fixed assets/noncurrent assets	39
Goodwill	442
Total assets acquired	701
Current liabilities	(26)
Noncurrent liabilities	(67)
Total liabilities assumed	(93)
Total purchase price	$ 608
Acquired intangible asset, weighted average useful life	6 years 9 months 18 days
2014 Acquisitions | Completed technology
ACQUISITIONS
Intangible assets	$ 68
2014 Acquisitions | Completed technology | Minimum
ACQUISITIONS
Acquired intangible asset, weighted average useful life	5 years
2014 Acquisitions | Completed technology | Maximum
ACQUISITIONS
Acquired intangible asset, weighted average useful life	7 years
2014 Acquisitions | Client relationships
ACQUISITIONS
Intangible assets	$ 77
Acquired intangible asset, weighted average useful life	7 years
2014 Acquisitions | Patents/trademarks
ACQUISITIONS
Intangible assets	$ 18
2014 Acquisitions | Patents/trademarks | Minimum
ACQUISITIONS
Acquired intangible asset, weighted average useful life	1 year
2014 Acquisitions | Patents/trademarks | Maximum
ACQUISITIONS
Acquired intangible asset, weighted average useful life	7 years